Financial instruments	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Financial instruments	Financial instruments:
Financial instruments are either measured at amortized cost or fair value.
In the normal course of business, the Company's assets, liabilities and forecasted transactions, as reported in U.S. dollars, are impacted by various market risks including, but not limited to, natural gas prices and currency exchange rates. The time frame and manner in which the Company manages those risks varies for each item based on the Company's assessment of the risk and the available alternatives for mitigating risks.
The Company uses derivatives as part of its risk management program to mitigate variability associated with changing market values. Changes in fair value of derivative financial instruments are recorded in earnings unless the instruments are designated as cash flow hedges, in which case the changes in fair value are recorded in other comprehensive income and are reclassified to profit or loss when the underlying hedged transaction is recognized in earnings. The Company designates as cash flow hedges certain derivative financial instruments to hedge its risk exposure to fluctuations in natural gas prices and to hedge its risk exposure to fluctuations on certain foreign currency denominated transactions.
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2020	Dec 31 2019
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$3,371	$10
Financial assets not measured at fair value:
Cash and cash equivalents	833,841	416,763
Trade and other receivables, excluding tax receivable	406,392	473,980
Restricted cash included in other assets	41,979	39,413
Total financial assets [2]	$1,285,583	$930,166
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$181,372	$195,504
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	500,056	406,260
Long-term debt, including current portion	2,363,372	1,768,853
Total financial liabilities	$3,044,800	$2,370,617
[1]     The Geismar and Medicine Hat natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.
[2]     The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.

As at December 31, 2020, all of the financial instruments were recorded on the consolidated statements of financial position at amortized cost with the exception of derivative financial instruments, which were recorded at fair value unless exempted.
The fair value of derivative instruments is determined based on industry-accepted valuation models using market observable inputs and are classified within Level 2 of the fair value hierarchy. The fair value of all of the Company's derivative contracts as presented in the consolidated statements of financial position are determined based on present values and the discount rates used are adjusted for credit risk. The effective portion of the changes in fair value of derivative financial instruments designated as cash flow hedges is recorded in other comprehensive income. The spot element of forward contracts in the hedging relationships is recorded in other comprehensive income as the change in fair value of cash flow hedges. The change in the fair value of the forward element of forward contracts is recorded separately in other comprehensive income as the forward element excluded from the hedging relationships. Once a commodity hedge settles, the amount realized during the period and not recognized immediately in the statement of income is reclassified from accumulated other comprehensive income (equity) to inventory and ultimately through cost of goods sold. Settled foreign currency hedges, are realized during the period directly to the statement of income reclassified from the statement of other comprehensive income.
Until settled, the fair value of the derivative financial instruments will fluctuate based on changes in commodity prices or foreign currency exchange rates.

Natural gas forward contracts
The Company has elected to manage its exposure to changes in natural gas prices for a portion of its North American natural gas requirements by executing a number of fixed price forward contracts: both financial and physical. The Company has entered into forward contracts to manage its exposure to changes in natural gas prices for the Geismar site including (i) 40,000 mmbtu per day over the remaining term of 2021-2025, (ii) 50,000 mmbtu per day for 2023 to 2032, and (iii) 30,000 mmbtu per day from 2027-2029, which have been designated as cash flow hedges. Natural gas is fungible across the Geismar site. The
Company has also entered into physical forward contracts to manage its exposure to changes in natural gas prices for the Medicine Hat facility. The Company has designated contracts for the 2021 and 2022 periods as cash flow hedges. Other costs incurred to transport natural gas from the contracted delivery point, either Henry Hub or AECO, to the relevant production facility represent an insignificant portion of the overall underlying risk and are recognized as incurred outside of the hedging relationship. No hedge ineffectiveness has been recognized in 2020.

For the year ended December 31, 2020, the Company reclassified $20.3 million of natural gas hedge settlements from accumulated other comprehensive income.

As at December 31, 2020, the Company had outstanding forward contracts designated as cash flow hedges with a notional amount of $1,005.6 million (2019 - $969.6 million) and a net negative fair value of $177.4 million (2019 - negative fair value of $195.1 million), of which $14.8 million is included in other current liabilities, $166.0 million is included in other long term liabilities, $0.4 million is included in other current assets, and $3.0 million is included in other non-current assets. As at December 31, 2020, the forward contracts for the Geismar facility had a weighted average contract price of $3.36 per mmbtu (2019 - $3.45 per mmbtu). The forward contracts for the Medicine Hat facility had an average contract price of $1.96 per mmbtu (2019 - $1.96 per mmbtu).

Forward exchange contracts
The Company also designates as cash flow hedges forward exchange contracts to sell certain foreign currencies at a fixed U.S. dollar exchange rate to hedge its exposure to exchange rate fluctuations on certain foreign currency denominated transactions. The Company has elected to designate the spot element of the forward contracts as cash flow hedges. The forward element of the forward contracts are excluded from the designation and only the spot element is considered for the purpose of assessing effectiveness and measuring ineffectiveness. The excluded forward element of the swap contracts will be accounted for as a cost of hedging (transaction cost) to be recognized in profit or loss over the term of the hedging relationships. Ineffectiveness may arise in the hedging relationship due to changes in the timing of the anticipated transactions and/or due to changes in credit risk of the hedging instrument not replicated in the hedged item. No hedge ineffectiveness has been recognized in 2020.

As at December 31, 2020, the Company had outstanding forward exchange contracts designated as cash flow hedges to sell euros at a fixed U.S. dollar exchange rate with a notional amount of 12.2 million euros (2019 - 18.4 million euros) and a negative fair value of $0.6 million included in current liabilities (2019 - negative fair value of $0.4 million included in current liabilities).

Fair value liabilities
The table below shows the nominal net cash outflows for derivative hedging instruments including natural gas forward contracts and forward exchange contracts, excluding credit risk adjustments, based upon contracted settlement dates. The amounts reflect the maturity profile of the hedging instruments and are subject to change based on the prevailing market rate at each of the future settlement dates. Financial asset derivative positions, if any, are held with investment-grade counterparties and therefore the settlement day risk exposure is considered to be negligible.

As at	Dec 31 2020	Dec 31 2019
Within one year	$15,047	$17,620
1-3 years	44,841	45,432
3-5 years	63,002	56,887
More than 5 years	91,732	124,365
	$214,622	$244,304
The fair value of the Company’s derivative financial instruments as disclosed above are determined based on Bloomberg quoted market prices and confirmations received from counterparties, which are adjusted for credit risk.
The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative financial instruments but does not expect any counterparties to fail to meet their obligations. The Company deals with only highly rated counterparties, normally major financial institutions. The Company is exposed to credit risk when there is a positive fair value of derivative financial instruments at a reporting date. The maximum amount that would be at risk if the counterparties to derivative financial instruments with positive fair values failed completely to perform under the contracts was $3.4 million as at December 31, 2020 (2019 - nil).
The carrying values of the Company’s financial instruments approximate their fair values, except as follows:

As at	December 31, 2020		December 31, 2019
	Carrying value	Fair value	Carrying value	Fair value
Long-term debt excluding deferred financing fees	$2,382,699	$2,559,771	$1,786,025	$1,831,292
Long-term debt consists of limited recourse debt facilities and unsecured notes. There is no publicly traded market for the limited recourse debt facilities. The fair value of the limited recourse debt facilities as disclosed on a recurring basis and categorized as Level 2 within the fair value hierarchy is estimated by reference to current market rates as at the reporting date. The fair value of the unsecured notes disclosed on a recurring basis and also categorized as Level 2 within the fair value hierarchy is estimated using quoted prices and yields as at the reporting date. The fair value of the Company’s long term debt will fluctuate until maturity.